Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets, Net of Valuation Allowance [Abstract]
Investment in partnership	$ 791	$ 586
Deferred rent	155	197
Property and Equipment	183	160
Accrued expenses	7	8
Stock-based compensation	10	9
Deferred financing obligation	4	2
Unrealized (gain) loss on foreign exchange	6	10
Net operating loss	3,424	3,055
Capital Loss	42	26
Finite-lived intangibles	1,502	1,783
Interest	25	21
Lease Liability	2,198	2,490
Other	16	16
Total deferred tax assets	8,363	8,363
Valuation allowance	(6,044)	(5,776)
Total net deferred tax assets	2,319	2,587
Deferred tax liabilities:
Deferred Rent	(3)	(1)
Accrued Expenses	(2)	(6)
Unrealized (Gain)/Loss on foreign exchange	(1)	(1)
Property and equipment	(11)	(50)
Right-of-Use Asset	(2,175)	(2,477)
Other	(125)	(51)
Total deferred tax liabilities	(2,317)	(2,586)
Net deferred tax asset	2	1
Other Assets
Deferred Tax Assets [Line Items]
Deferred income tax assets	$ 2	$ 1